ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB	US$
Payroll and welfare payables	1,059,291	1,530,487	218,444
Payables for the purchase of property and equipment	261,047	386,382	55,148
Payables for office supplies and utilities	649,298	883,809	126,145
Payables for delivery costs	266,930	471,097	67,239
Payables for advertising expenditures	141,942	182,762	26,085
Other taxes payables	339,363	381,978	54,519
Payables for professional service fees	43,253	42,492	6,065
Others	273,081	269,316	38,440

	3,034,205	4,148,323	592,085